Significant Accounting Policies - Schedule of Impact of Adoption of ASU 2014-09 on Consolidated Balance Sheet and Consolidated Statement of Operations (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Current Assets
Trade and other receivables	$ 2,888,496	$ 3,853,992		$ 3,286,147
Other current assets	134,301			$ 293,664
Liabilities
Payable to related party	7,930,642	14,209,624
Accrued and other liabilities	6,879,488	5,880,479
Total revenues	164,330,202	152,338,278	$ 136,539,399
Voyage expenses	18,649,258	13,804,032	13,618,025
Voyage expenses - related party	2,037,917	1,912,505	1,772,240
Net loss	$ (12,276,520)	(1,218,237)	$ (7,798,300)
Basic earnings per share	$ (0.31)
Diluted earnings per share	$ (0.31)
Accounting Standards Update 2014-09 [Member]
Current Assets
Trade and other receivables		(567,845)
Other current assets		$ 293,664
Accounting Standards Update 2014-09 [Member] | Balances without adoption of ASU 2014-09 [Member]
Current Assets
Trade and other receivables	$ 2,941,191
Liabilities
Payable to related party	7,931,297
Accrued and other liabilities	6,880,536
Total revenues	163,744,736
Voyage expenses	18,498,600
Voyage expenses - related party	2,030,599
Net loss	$ (12,704,010)
Basic earnings per share	$ (0.32)
Diluted earnings per share	$ (0.32)
Accounting Standards Update 2014-09 [Member] | Effect of change [Member]
Current Assets
Trade and other receivables	$ (52,695)
Other current assets	134,301
Liabilities
Payable to related party	(655)
Accrued and other liabilities	(1,048)
Total revenues	(585,466)
Voyage expenses	150,658
Voyage expenses - related party	7,318
Net loss	$ (427,490)
Basic earnings per share	$ (0.01)
Diluted earnings per share	$ (0.01)